Note 8. Income Tax Benefit (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Text Block [Abstract]
Operating Loss Carryforwards	$ 1,295,000
Operating loss carryforwards lost due to change in control of the company	276,000
Change in the valuation allowance	311,904
Deferred tax assets and the valuation allowance adjustment amount	$ 71,122